Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending April 30, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
4/12/99     Shares of        4,400            6.375            7.41      Merrill
            Beneficial                                                   Lynch
            Interest
4/14/99     Shares of         50,000           6.375            7.36     Merrill
            Beneficial                                                   Lynch
            Interest
4/16/99     Shares of         25,000           6.375            7.34     Merrill
            Beneficial                                                   Lynch
            Interest
4/19/99     Shares of         22,500           6.375            7.35     Merrill
            Beneficial                                                   Lynch
            Interest
4/21/99     Shares of         16,800           6.375            7.36     Merrill
            Beneficial                                                   Lynch
            Interest
4/22/99     Shares of         25,000           6.375            7.33     Merrill
            Beneficial                                                   Lynch
            Interest
4/26/99     Shares of         25000            6.375            7.34     Merrill
            Beneficial                                                   Lynch
            Interest
4/27/99     Shares of         25,000           6.625            7.35     Merrill
            Beneficial                                                   Lynch
            Interest
4/28/99     Shares of         23,300           6.375            7.34     Merrill
            Beneficial                                                   Lynch
            Interest
4/28/99     Shares of         35,000           6.375            7.34     Merrill
            Beneficial                                                   Lynch
            Interest






Total Shares Repurchased:  252,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer